CONDENSED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 USD ($) $ / shares shares
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred shares, shares authorized (in shares)	2,696,439
Preferred shares, shares issued (in shares)	2,696,439
Preferred shares, shares outstanding (in shares)	2,696,439
Preferred shares, aggregate liquidation preference | $	$ 2,808,148
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000
Common stock, shares issued (in shares)	6,913,492
Common stock, shares outstanding (in shares)	6,913,492
Series Seed Preferred Stock [member]
Preferred shares, shares authorized (in shares)	2,696,439
Preferred shares, shares issued (in shares)	2,696,439
Preferred shares, shares outstanding (in shares)	2,696,439
Preferred shares, aggregate liquidation preference | $	$ 2,808,148
Series X Preferred Stock
Preferred shares, shares authorized (in shares)	0
Preferred shares, shares issued (in shares)	0
Preferred shares, shares outstanding (in shares)	0